FINANCE COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FINANCE COSTS [abstract]
Interest on bank loans	¥ 114		¥ 139	¥ 241
Interest on other loans	5,631		5,280	5,207
Interest on lease liabilities	348			0
Other borrowing costs	26		21	23
Total borrowing costs	6,119		5,440	5,471
Less: Amount capitalized in property, plant and equipment (note 14)	(3,048)		(2,838)	(2,495)
Borrowing costs recognized as expense	3,071		2,602	2,976
Other finance costs:
Unwinding of discount on provision for dismantlement (note 29)	2,794		2,560	2,145
Total finance costs	¥ 5,865	$ 842	¥ 5,162	¥ 5,121